Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) company	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 24, 2018 USD ($)	Sep. 29, 2018 USD ($)
Commitments
2019	$ 1,146
2020	252
2021	236
2022	180
2023	147
Thereafter	596
Totals	2,557
Operating Leases
Rental expense for operating leases	46	$ 44	$ 43
Conditional and Unconditional Commitments
Total cost of sales and operating expenses	$ 6,060	5,260	4,882
Refined coal processing plant
Conditional and Unconditional Commitments
Number of limited liability companies invested in | company	3
Hog procurement contracts
Commitments
2019	$ 69
2020	71
2021	78
2022	64
2023	46
Thereafter	34
Totals	362
Hog procurement contracts | Pork
Conditional and Unconditional Commitments
Amount paid under the contract	77	99	133
Grain and feed ingredients
Commitments
2019	116
2020	2
Totals	118
Grain purchase contracts for resale
Commitments
2019	564
Totals	564
Fuel supply contract
Commitments
2019	31
2021	49
2022	49
2023	49
Thereafter	352
Totals	530
Equipment and other purchase commitments
Commitments
2019	73
Totals	73
Total firm purchase commitments
Commitments
2019	853
2020	73
2021	127
2022	113
2023	95
Thereafter	386
Totals	1,647
Ports
Commitments
2019	18
2020	18
2021	19
2022	19
2023	20
Thereafter	109
Totals	203
Vessel, time and voyage-charters
Commitments
2019	58
2020	27
2021	26
2022	13
2023	8
Thereafter	25
Totals	157
Vessel, time and voyage-charters | Marine and CT&M
Conditional and Unconditional Commitments
Amount paid under the contract	$ 111	96	95
Vessel, time and voyage-charters | Marine and CT&M | Minimum
Conditional and Unconditional Commitments
Contract period	1 year
Vessel, time and voyage-charters | Marine and CT&M | Maximum
Conditional and Unconditional Commitments
Contract period	3 years
Contract grower finishing agreements
Commitments
2019	$ 47
2020	41
2021	37
2022	27
2023	18
Thereafter	61
Totals	231
Contract grower finishing agreements | Pork
Conditional and Unconditional Commitments
Amount paid under the agreement	48	$ 37	$ 26
Other operating lease payments
Operating Leases
2019	18
2020	13
2021	9
2022	8
2023	6
Thereafter	15
Total	69
Total operating lease payments
Commitments
2019	141
2020	99
2021	91
2022	67
2023	52
Thereafter	210
Totals	660
Power barge and pork plant expansion
Commitments
2019	138
2020	71
2021	9
Totals	218
Power barge | Power | Minimum
Commitments
Totals				$ 160
Pork plant expansion | Pork
Commitments
Totals					$ 103
Investment in affiliates
Commitments
2019	14
2020	9
2021	9
Totals	$ 32